Consolidated Statement of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Balance at the beginning of the period at Dec. 31, 2009	$ 13,302	$ 3,162	$ 23,753	$ (10,397)	$ (3,754)	$ 538
Increase (decrease) in equity
Net income	4,163		4,085			78
Other comprehensive income (loss), net of tax
Cumulative translation adjustment	244				205	39
Defined benefit pension and postretirement plans adjustment	(42)				(40)	(2)
Debt and equity securities - unrealized gain (loss)	3				3	0
Cash flow hedging instruments - unrealized gain (loss)	4				4	0
Total other comprehensive income (loss), net of tax	209
Dividends paid ($2.10, $2.20 and $2.36 per share in 2010, 2011 and 2012)	(1,500)		(1,500)
Stock-based compensation, net of tax impacts	311	311
Reacquired stock	(880)			(880)
Issuances pursuant to stock option and benefit plans	668		(343)	1,011
Purchase of subsidiary shares and transfers from noncontrolling interest	(256)	4			39	(299)
Balance at the end of the period at Dec. 31, 2010	16,017	3,477	25,995	(10,266)	(3,543)	354
Increase (decrease) in equity
Net income	4,357		4,283			74
Other comprehensive income (loss), net of tax
Cumulative translation adjustment	(250)				(260)	10
Defined benefit pension and postretirement plans adjustment	(1,280)				(1,276)	(4)
Debt and equity securities - unrealized gain (loss)	0				0	0
Cash flow hedging instruments - unrealized gain (loss)	54				54	0
Total other comprehensive income (loss), net of tax	(1,476)
Dividends paid ($2.10, $2.20 and $2.36 per share in 2010, 2011 and 2012)	(1,555)		(1,555)
Stock-based compensation, net of tax impacts	300	300
Reacquired stock	(2,694)			(2,694)
Issuances pursuant to stock option and benefit plans	906		(375)	1,281
Business combination allocation to noncontrolling interest	56					56
Purchase and sale of subsidiary shares - net	(49)	(1)				(48)
Balance at the end of the period at Dec. 31, 2011	15,862	3,776	28,348	(11,679)	(5,025)	442
Increase (decrease) in equity
Net income	4,511		4,444			67
Other comprehensive income (loss), net of tax
Cumulative translation adjustment	71				116	(45)
Defined benefit pension and postretirement plans adjustment	201				200	1
Debt and equity securities - unrealized gain (loss)	4				4	0
Cash flow hedging instruments - unrealized gain (loss)	(45)				(45)	0
Total other comprehensive income (loss), net of tax	231
Dividends paid ($2.10, $2.20 and $2.36 per share in 2010, 2011 and 2012)	(1,635)		(1,635)
Stock-based compensation, net of tax impacts	277	277
Reacquired stock	(2,220)			(2,220)
Issuances pursuant to stock option and benefit plans	1,014		(478)	1,492
Balance at the end of the period at Dec. 31, 2012	$ 18,040	$ 4,053	$ 30,679	$ (12,407)	$ (4,750)	$ 465